SCHEDULE OF CONTRACT COSTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Balance at the beginning of period		$ 171,261
Additions		212,499
Recognized to cost of revenue during the period		(383,760)
Balance at the end of period